Putnam International Equity Fund
The fund's portfolio
9/30/24 (Unaudited)

COMMON STOCKS (96.9%)(a)
	Shares	Value
Canada (2.7%)
Canadian National Railway Co.	140,400	$16,440,643
Cenovus Energy, Inc.	226,447	3,787,372

		20,228,015
Denmark (0.7%)
NKT A/S(NON)	59,686	5,647,835

		5,647,835
France (10.7%)
Accor SA	285,622	12,415,952
AXA SA	55,285	2,128,297
Cie de Saint-Gobain SA	65,691	5,991,180
Danone SA	139,394	10,153,382
Euronext NV	117,181	12,719,649
STMicroelectronics NV	251,799	7,519,811
Thales SA	103,070	16,381,030
Vinci SA	118,228	13,820,443

		81,129,744
Germany (4.6%)
Deutsche Boerse AG	69,830	16,393,888
Siemens AG	91,621	18,535,648

		34,929,536
Hong Kong (3.2%)
CK Hutchison Holdings, Ltd.	2,939,000	16,663,286
Jardine Matheson Holdings, Ltd.	193,300	7,550,298

		24,213,584
Ireland (2.9%)
Bank of Ireland Group PLC	1,066,710	11,912,497
Ryanair Holdings PLC ADR(S)	218,500	9,871,830

		21,784,327
Italy (3.0%)
Prysmian SpA	315,030	22,921,109

		22,921,109
Japan (20.2%)
Asahi Group Holdings, Ltd.	614,100	8,048,982
Hoya Corp.	144,700	20,041,461
ITOCHU Corp.	194,100	10,461,028
Japan Exchange Group, Inc.	781,200	10,152,718
Mitsubishi Electric Corp.	931,000	15,101,691
Mitsubishi UFJ Financial Group, Inc.	1,361,000	13,975,554
Nintendo Co., Ltd.	180,600	9,653,316
Nippon Sanso Holdings Corp.	447,100	16,409,880
Nomura Holdings, Inc.	1,581,100	8,251,737
Renesas Electronics Corp.	363,100	5,269,546
SoftBank Group Corp.	119,000	7,058,631
Sony Group Corp.	668,500	12,987,338
Sumitomo Mitsui Financial Group, Inc.	531,000	11,345,670
Yamazaki Baking Co., Ltd.	201,400	3,990,624

		152,748,176
Netherlands (6.6%)
Argenx SE(NON)	13,426	7,259,300
ASML Holding NV	24,768	20,603,504
Universal Music Group NV	328,965	8,606,122
Wolters Kluwer NV	81,559	13,756,689

		50,225,615
South Korea (3.5%)
Kia Corp.	105,104	8,003,225
Samsung Electronics Co., Ltd. (Preference)	471,201	18,299,982

		26,303,207
Spain (3.6%)
Coca-Cola Europacific Partners PLC	175,400	13,812,750
Iberdrola SA	873,336	13,501,010

		27,313,760
Switzerland (5.2%)
Lonza Group AG	15,154	9,616,474
Roche Holding AG	63,985	20,476,297
Sandoz Group AG	218,591	9,109,321

		39,202,092
Taiwan (3.0%)
Hon Hai Precision Industry Co., Ltd.	1,547,000	9,108,521
Taiwan Semiconductor Manufacturing Co., Ltd.	442,000	13,328,124

		22,436,645
United Kingdom (21.3%)
AstraZeneca PLC	153,001	23,835,476
Barclays PLC	3,793,178	11,396,908
BP PLC	2,022,022	10,545,927
Compass Group PLC	736,244	23,603,752
Experian PLC	347,338	18,294,158
London Stock Exchange Group PLC	148,327	20,307,591
NatWest Group PLC	2,041,287	9,449,839
Persimmon PLC	613,881	13,508,984
Prudential PLC	1,326,705	12,308,165
Tesco PLC	3,606,078	17,313,890

		160,564,690
United States (5.7%)
CRH PLC (London Exchange)	234,780	21,487,424
Linde PLC	45,550	21,720,968

		43,208,392

Total common stocks (cost $600,808,936)		$732,856,727

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value
U.S. Treasury Notes
3.75%, 12/31/28(i)	$585,000	$594,534
2.25%, 3/31/26(i)	114,000	111,500
1.375%, 1/31/25(i)	172,000	170,607
0.625%, 8/15/30(i)	365,000	307,890
0.375%, 11/30/25(i)	138,000	132,724
0.25%, 10/31/25(i)	212,000	203,989
0.25%, 7/31/25(i)	335,000	324,809

Total U.S. treasury obligations (cost $1,846,053)		$1,846,053

SHORT-TERM INVESTMENTS (1.9%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 5.13%(AFF)	Shares	6,632,615	$6,632,615
Putnam Short Term Investment Fund Class P 5.04%(AFF)	Shares	5,847,851	5,847,851
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%(P)	Shares	506,000	506,000
U.S. Treasury Bills 5.272%, 11/19/24(SEGSF)		$800,000	794,943
U.S. Treasury Bills 4.632%, 12/17/24(SEGSF)		700,000	693,322

Total short-term investments (cost $14,474,129)			$14,474,731
TOTAL INVESTMENTS

Total investments (cost $617,129,118)			$749,177,511

	FORWARD CURRENCY CONTRACTS at 9/30/24 (aggregate face value $360,408,630) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/16/24	$11,304,228	$10,927,189	$377,039
		British Pound	Sell	12/18/24	9,123,282	9,038,463	(84,819)
		Canadian Dollar	Sell	10/16/24	1,707,713	1,691,466	(16,247)
		Euro	Buy	12/18/24	4,007,455	4,009,493	(2,038)
		Japanese Yen	Buy	11/20/24	6,967,897	7,092,874	(124,977)
		Norwegian Krone	Buy	12/18/24	4,422,505	4,401,506	20,999
		Swedish Krona	Buy	12/18/24	2,497,858	2,474,501	23,357
		Swiss Franc	Buy	12/18/24	7,069,722	7,070,468	(746)
	Barclays Bank PLC
		British Pound	Sell	12/18/24	58,816	57,960	(856)
		Canadian Dollar	Sell	10/16/24	2,935,390	2,907,515	(27,875)
		Euro	Sell	12/18/24	831,997	833,523	1,526
		Japanese Yen	Buy	11/20/24	2,461,419	2,338,486	122,933
		New Taiwan Dollar	Buy	11/20/24	2,056,421	2,036,098	20,323
		New Taiwan Dollar	Sell	11/20/24	19,472,117	19,051,043	(421,074)
		Swedish Krona	Buy	12/18/24	1,136,228	1,125,307	10,921
		Swiss Franc	Buy	12/18/24	3,448,767	3,441,138	7,629
	Citibank, N.A.
		Australian Dollar	Buy	10/16/24	263,740	254,885	8,855
		Euro	Buy	12/18/24	2,797,145	2,788,587	8,558
	Goldman Sachs International
		British Pound	Sell	12/18/24	2,239,148	2,206,216	(32,932)
		South Korean Won	Sell	11/20/24	20,237,559	19,203,167	(1,034,392)
		Swedish Krona	Buy	12/18/24	1,978,902	1,959,435	19,467
		Swiss Franc	Buy	12/18/24	5,779,205	5,767,250	11,955
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/16/24	10,407,070	10,049,564	357,506
		British Pound	Sell	12/18/24	2,167,633	2,137,367	(30,266)
		Danish Krone	Buy	12/18/24	4,759,511	4,738,615	20,896
		Euro	Sell	12/18/24	7,742,565	7,741,073	(1,492)
		Hong Kong Dollar	Sell	11/20/24	2,035,090	2,033,231	(1,859)
		Japanese Yen	Buy	11/20/24	2,001,525	1,957,840	43,685
		Singapore Dollar	Buy	11/20/24	5,233,620	5,079,831	153,789
		Swiss Franc	Buy	12/18/24	1,158,486	1,155,950	2,536
	JPMorgan Chase Bank N.A.
		British Pound	Sell	12/18/24	5,240,363	5,163,684	(76,679)
		Danish Krone	Buy	12/18/24	7,498,832	7,480,419	18,413
		Hong Kong Dollar	Sell	11/20/24	654,677	654,619	(58)
		New Zealand Dollar	Buy	10/16/24	290,020	278,778	11,242
		South Korean Won	Sell	11/20/24	7,312,345	6,980,370	(331,975)
		Swedish Krona	Buy	12/18/24	6,095,809	6,035,236	60,573
		Swiss Franc	Buy	12/18/24	2,015,137	2,011,067	4,070
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	10/16/24	6,380,925	6,167,719	213,206
		British Pound	Sell	12/18/24	7,254,406	7,147,989	(106,417)
		Canadian Dollar	Sell	10/16/24	10,205,668	10,107,256	(98,412)
		Danish Krone	Buy	12/18/24	3,972,373	3,962,979	9,394
		Euro	Buy	12/18/24	13,419,933	13,389,795	30,138
		Japanese Yen	Buy	11/20/24	643,124	634,952	8,172
		New Zealand Dollar	Buy	10/16/24	1,213,638	1,166,475	47,163
		Swedish Krona	Buy	12/18/24	6,578,204	6,514,610	63,594
	NatWest Markets PLC
		Australian Dollar	Sell	10/16/24	2,467,426	2,357,392	(110,034)
		Canadian Dollar	Sell	10/16/24	3,487,393	3,454,046	(33,347)
		Swedish Krona	Buy	12/18/24	6,222,353	6,161,048	61,305
		Swiss Franc	Buy	12/18/24	6,539,216	6,524,975	14,241
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/16/24	14,343,735	13,688,315	655,420
		British Pound	Buy	12/18/24	1,257,457	1,260,191	(2,734)
		Canadian Dollar	Buy	10/16/24	3,334,433	3,346,896	(12,463)
		Chinese Yuan (Offshore)	Buy	11/20/24	1,588,800	1,558,657	30,143
		Danish Krone	Buy	12/18/24	3,821,251	3,817,797	3,454
		Euro	Sell	12/18/24	6,104,812	6,113,354	8,542
		Hong Kong Dollar	Sell	11/20/24	5,073,366	5,073,010	(356)
		Israeli Shekel	Buy	10/16/24	5,447,993	5,430,433	17,560
		Japanese Yen	Buy	11/20/24	2,492,093	2,358,484	133,609
		New Taiwan Dollar	Sell	11/20/24	3,935,697	3,847,842	(87,855)
		Singapore Dollar	Buy	11/20/24	5,762,910	5,593,695	169,215
		Swiss Franc	Buy	12/18/24	2,791,235	2,804,760	(13,525)
	Toronto-Dominion Bank
		Australian Dollar	Buy	10/16/24	10,439,778	10,091,074	348,704
		British Pound	Sell	12/18/24	2,973,010	2,929,082	(43,928)
		Canadian Dollar	Sell	10/16/24	1,698,171	1,705,448	7,277
		Japanese Yen	Buy	11/20/24	2,782,175	2,785,712	(3,537)
		Swiss Franc	Buy	12/18/24	4,579,965	4,570,470	9,495
	UBS AG
		British Pound	Sell	12/18/24	18,311,929	18,103,727	(208,202)
		Canadian Dollar	Sell	10/16/24	594,386	588,711	(5,675)
		Euro	Buy	12/18/24	5,639,961	5,622,965	16,996
		Japanese Yen	Buy	11/20/24	1,778,479	1,774,580	3,899
		Swiss Franc	Buy	12/18/24	2,168,498	2,169,321	(823)
	WestPac Banking Corp.
		Australian Dollar	Buy	10/16/24	7,187,564	6,946,221	241,343
		Canadian Dollar	Sell	10/16/24	3,143,750	3,113,755	(29,995)
		Hong Kong Dollar	Sell	11/20/24	2,151,358	2,151,318	(40)
		Swiss Franc	Buy	12/18/24	1,201,861	1,199,362	2,499

	Unrealized appreciation						3,401,641

	Unrealized (depreciation)						(2,945,628)

	Total						$456,013
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2024 through September 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $756,426,559.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/24
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$30,596,588	$23,963,973	$9,858	$6,632,615
	Putnam Short Term Investment Fund Class P‡	8,745,769	71,971,222	74,869,140	165,439	5,847,851

	Total Short-term investments	$8,745,769	$102,567,810	$98,833,113	$175,297	$12,480,466
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $6,632,615 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $6,517,215.
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,450,131.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Industrials	25.3%
	Financials	18.6
	Health care	11.9
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,898,429 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,450,131 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Canada	$20,228,015	$—	$—
Denmark	—	5,647,835	—
France	—	81,129,744	—
Germany	—	34,929,536	—
Hong Kong	7,550,298	16,663,286	—
Ireland	9,871,830	11,912,497	—
Italy	—	22,921,109	—
Japan	—	152,748,176	—
Netherlands	—	50,225,615	—
South Korea	—	26,303,207	—
Spain	13,812,750	13,501,010	—
Switzerland	—	39,202,092	—
Taiwan	—	22,436,645	—
United Kingdom	—	160,564,690	—
United States	21,720,968	21,487,424	—

Total common stocks	73,183,861	659,672,866	—
U.S. treasury obligations	—	1,846,053	—
Short-term investments	506,000	13,968,731	—

Totals by level	$73,689,861	$675,487,650	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$456,013	$—

Totals by level	$—	$456,013	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$461,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com